Income Taxes - Global Minimum Tax and Barbados Corporate Tax Reform (Details) € in Millions, $ in Millions			12 Months Ended
	Jun. 20, 2024 EUR (€)	Jan. 01, 2024	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Income Taxes
Global minimum tax rate (as a percent)	15.00%	15.00%	15.00%
Global consolidated revenues of large multinational enterprise groups where global minimum tax rate is applicable | €	€ 750
Corporate tax rate			26.50%	26.50%
Current tax expense			$ 33.8	$ 19.8
Barbados
Income Taxes
Corporate tax rate		9.00%
Current tax expense			$ 33.8	$ 19.8